FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 23 - FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

Financial instrument assets actively traded in a secondary market, such as securities, have been valued using quoted market prices while recorded book balances have been used for cash and due from banks, interest bearing deposits and accrued interest.

It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans.

Financial instrument liabilities with a stated maturity, such as certificates of deposit and other borrowings, have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity.

Subordinated debentures have generally been valued based on a quoted market price of the specific or similar instruments.

Derivative financial instruments have principally been valued based on discounted value of contractual cash flows using a discount rate approximating current market rates.

Financial instrument liabilities without a stated maturity, such as demand deposits, savings, interest-bearing checking and money market accounts, have a fair value equal to the amount payable on demand.

The estimated fair values and recorded book balances at December 31 follow:

	2011		2010
	Recorded Book Balance	Estimated Fair Value	Recorded Book Balance	Estimated Fair Value
	(In thousands)

Assets
Cash and due from banks	$62,800	$62,800	$48,900	$48,900
Interest bearing deposits	278,300	278,300	336,400	336,400
Trading securities	80	80	30	30
Securities available for sale	157,400	157,400	67,900	67,900
Federal Home Loan Bank and Federal
Reserve Bank Stock	20,800	NA	23,600	NA
Net loans and loans held for sale	1,562,500	1,475,700	1,795,300	1,736,600
Accrued interest receivable	6,200	6,200	7,100	7,100
Derivative financial instruments	900	900	1,800	1,800

Liabilities
Deposits with no stated maturity	$1,517,300	$1,517,300	$1,447,500	$1,447,500
Deposits with stated maturity	568,800	571,600	804,300	814,900
Other borrowings	33,400	37,900	71,000	75,000
Subordinated debentures	50,200	16,100	50,200	19,300
Accrued interest payable	5,100	5,100	3,600	3,600
Derivative financial instruments	1,900	1,900	2,700	2,700

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balances, which are nominal and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.